Legal, competition and regulatory matters (Details) £ in Millions, $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended			150 Months Ended
	Jul. 02, 2026 challenge	Mar. 31, 2026 GBP (£)	Jun. 30, 2026 GBP (£) bank lawsuit	Dec. 31, 2024 subsidiarie	Dec. 31, 2018 GBP (£)	Dec. 31, 2008 USD ($)	Jun. 30, 2026 GBP (£) lawsuit plaintiff	Dec. 31, 2025 GBP (£)
Disclosure of contingent liabilities [line items]
Provisions | £			£ 1,681				£ 1,681	£ 1,664
Motor finance commission arrangements
Disclosure of contingent liabilities [line items]
Increase in provision | £		£ 105
Provisions | £			£ 430				£ 430	£ 325
Number of legal challenges | challenge	4
Motor finance commission arrangements | Minimum
Disclosure of contingent liabilities [line items]
Compensatory interest			0.03
Civil actions in respect of USD LIBOR
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought			1
US residential and commercial mortgage-related activity and litigation | Originated and sold to third parties by acquired subsidiary | RMBS repurchase requests
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought			1
Civil Actions in respect of VRDO - Private Plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought			3
Civil actions in respect of the US Anti-Terrorism Act
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought							8
Number of plaintiffs | plaintiff							4,000
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought			6
Number of lawsuits dismissed			3
Number of lawsuits subject to appeal			1
Number of lawsuits consolidated into a separate lawsuit			2
Number of separate lawsuits			1
Number of initial lawsuits amended			1
Number of banks claims against | bank			1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought			2
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £					£ 181
Number of overseas subsidiaries denied VAT Grouping by the HMRC | subsidiarie				1
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £					128
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $						$ 298
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £					£ 53